Capitalized Software Development Costs	9 Months Ended
Sep. 30, 2025
Capitalized Software Development Costs [Abstract]
Capitalized Software Development Costs

Note 7 - Capitalized Software Development Costs

The Company capitalizes eligible costs incurred in the development of internal-use software during the application development stage, in accordance with ASC 350-40, Internal-Use Software. Capitalized software development costs include direct labor, third-party services, and other direct costs associated with the development of new software or significant upgrades and enhancements to existing software. Costs incurred during the preliminary project stage and post-implementation/operational stage are expensed as incurred. Capitalized software development costs are amortized on a straight-line basis over the estimated useful life of the software, which is typically three to five years. The Company reviews the carrying value of capitalized software for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

The Company capitalized software development costs of $2,660,194 and $1,761,396 as of September 30, 2025 and December 31, 2024, respectively.

For the three and nine months ended September 30, 2025 and 2024, there was no amortization expense recorded on capitalized software development costs as the software was not substantially complete and ready for its intended use.